Asset Retirement Obligation (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Asset Retirement Obligation.
Beginning balance	¥ 344,346	¥ 310,929
Liabilities incurred	45,916	34,160
Liabilities settled	(15,136)	(3,838)
Accretion expense	3,781	3,095
Ending balance	¥ 378,907	¥ 344,346